BORROWINGS - Schedule of Long-term Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Amount
Secured Debt	$ 0	$ 434,982
FHLB long-term advances	0	19,971
Subordinated Debt	313,248	321,384
Unamortized debt issuance costs	(2,384)	(2,770)
Other Long-term Debt	775	775
Long-term Debt and Lease Obligation	313,420	776,202
Notes Payable to Bank, Current	23,030	0
Notes Payable, Noncurrent	73,382	0
Notes Payable	96,412	0
Total long-term debt	$ 409,832	$ 776,202
Average Rate
Long-term Debt, Percentage Bearing Variable Interest, Percentage Rate	0.00%	0.35%
Federal Home Loan Bank	0.00%	1.43%
Debt, Weighted Average Interest Rate	4.86%	4.86%
Lessee, Finance Lease, Discount Rate	3.81%	3.81%
Long-term Debt, Percentage Bearing Fixed Interest, Percentage Rate	0.00%	0.00%
Long term debt and Lease Obligation, interest rate at period end	4.88%
Debt Instrument, Interest Rate, Stated Percentage	2.77%	0.00%
Other Notes payable interest rate	4.09%	0.00%
Notes payable interest rate	3.77%	0.00%
Long-term Debt, Weighted Average Interest Rate, at Point in Time	4.62%	2.25%
Maturities of Long-term Debt [Abstract]
2022	$ 28,091
2023	15,086
2024	23,091
2025	12,301
2026	16,765
Thereafter	314,498
Long-term Debt [Member]
Amount
Finance Lease, Liability	$ 1,781	$ 1,860